Impairment, Restructuring and Other Related Phase-Out Costs (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring and related costs
Impairment, restructuring charges and other related phase-out costs incurred in 2025 are summarized as follows:

	Impairment	Restructuring charges	Other related phase-out costs	Total impairment, restructuring charges and other related closure costs
Manufacturing reshaping pillar	151	79	11	241
Cost base resizing pillar	10	97	—	107
Other	28	—	—	28
Total	189	176	11	376

Schedule of restructuring reserve by type of cost
Changes to the restructuring liabilities and provisions recorded on the consolidated balance sheet as of December 31, 2025 are summarized as follows:

	Labor related liabilities and provisions	Non-labor related provision	Total
Total as of December 31, 2024	—	—	—
Charges incurred in 2025	97	90	187
Advances write-off	—	(37)	(37)
Amounts paid	(51)	(19)	(70)
Currency translation adjustment	—	1	1
Total as of December 31, 2025	46	35	81